Warrant liabilities (Details 1) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Platform Operator, Crypto-Asset [Line Items]
Warrant liability	¥ 62,200	¥ 425,619
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Warrant liability
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Warrant liability
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Warrant liability	¥ 62,200	¥ 425,619